ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounts Payable And Accrued Liabilities Details Abstract
Accounts payable		$ 97,522	$ 8,147
Accrued salaries		5,051	15,752
Accrued production related expenses		145,000
Accrued rent		2,000	2,700
Accrued professional fees		6,700	10,000
Total	$ 192,699	$ 256,273	$ 36,599